Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Receivable
Schedule of movements for allowance for doubtful accounts

	2016	2015	2014
Balance as at January 1	$36,553	$766	$5,887
Addition	4,171	36,468	—
Written off	(239)	(616)	(2,142)
Written back	(18,293)	(65)	(2,979)
Foreign currency translation difference	(1,626)	—	—

Balance as at December 31	$20,566	$36,553	$766

Schedule of ageing of accounts receivable

	December 31, 2016			December 31, 2015
	Gross	Allowance	Net	Gross	Allowance	Net
Current	9, 077	—	9,077	26,054	(60)	25,994
0-90 days past due	6,817	—	6,817	65,737	(22,664)	43,073
91-180 days past due	9,379	—	9,379	3,488	—	3,488
181-365 days past due	3,516	(487)	3,029	582	—	582
over 1 year past due	37,386	(20,079)	17,307	14,075	(13,829)	246

Total	$66,175	$(20,566)	$45,609	$109,936	$(36,553)	$73,383